ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of Business Combination and Allocated the Purchase Consideration to Assets Acquired and Liabilities Assumed Based on Estimated Fair Values
The Company accounted for this transaction as a business combination and allocated the purchase consideration to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

Amount
Goodwill	$138.2
Core technology	27.0
Net liabilities assumed	(4.5)
Total	$160.7